Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.32%
Aerospace & Defense–2.52%
Boeing Co. (The)(b)	46,681	$9,851,558
Howmet Aerospace, Inc.	266,330	14,983,726
Huntington Ingalls Industries, Inc.	25,928	6,713,278
		31,548,562
Air Freight & Logistics–1.10%
United Parcel Service, Inc., Class B	96,796	13,735,352
Application Software–1.52%
Autodesk, Inc.(b)	46,014	11,678,813
Tyler Technologies, Inc.(b)	17,442	7,373,606
		19,052,419
Automobile Manufacturers–0.46%
Tesla, Inc.(b)	30,587	5,728,639
Automotive Parts & Equipment–0.55%
Aptiv PLC(b)	85,436	6,948,510
Automotive Retail–0.61%
AutoNation, Inc.(b)(c)	54,335	7,588,426
Biotechnology–1.98%
Biogen, Inc.(b)	39,730	9,799,802
Gilead Sciences, Inc.	192,032	15,028,424
		24,828,226
Broadline Retail–5.19%
Amazon.com, Inc.(b)	419,361	65,084,827
Construction Materials–0.99%
Vulcan Materials Co.	55,129	12,459,705
Consumer Finance–1.39%
American Express Co.	86,546	17,373,244
Distillers & Vintners–1.14%
Constellation Brands, Inc., Class A	58,371	14,305,565
Distributors–0.63%
LKQ Corp.	170,186	7,942,581
Diversified Banks–3.12%
JPMorgan Chase & Co.	224,276	39,104,763
Diversified Financial Services–0.73%
Equitable Holdings, Inc.	280,292	9,162,745
Electrical Components & Equipment–2.39%
Emerson Electric Co.	111,038	10,185,516
Hubbell, Inc.	36,459	12,234,547
Regal Rexnord Corp.	56,746	7,573,321
		29,993,384
Electronic Equipment & Instruments–0.67%
Keysight Technologies, Inc.(b)	55,036	8,434,817
Fertilizers & Agricultural Chemicals–0.44%
Mosaic Co. (The)	178,010	5,466,687
Shares		Value
Health Care Equipment–2.29%
Boston Scientific Corp.(b)	235,216	$14,879,764
Zimmer Biomet Holdings, Inc.	110,593	13,890,481
		28,770,245
Health Care Facilities–1.45%
Acadia Healthcare Co., Inc.(b)	83,711	6,876,021
Tenet Healthcare Corp.(b)	136,678	11,308,738
		18,184,759
Home Improvement Retail–0.74%
Lowe’s Cos., Inc.	43,689	9,298,767
Homebuilding–0.57%
D.R. Horton, Inc.	50,347	7,195,090
Hotels, Resorts & Cruise Lines–0.66%
Wyndham Hotels & Resorts, Inc.	105,809	8,245,695
Household Products–1.74%
Procter & Gamble Co. (The)	139,204	21,874,517
Human Resource & Employment Services–0.72%
Paylocity Holding Corp.(b)	56,644	8,972,976
Industrial Machinery & Supplies & Components–0.65%
Lincoln Electric Holdings, Inc.(c)	36,816	8,181,252
Industrial REITs–1.43%
First Industrial Realty Trust, Inc.	347,553	17,905,931
Insurance Brokers–1.13%
Arthur J. Gallagher & Co.	61,170	14,201,227
Integrated Oil & Gas–2.12%
Exxon Mobil Corp.	258,147	26,540,093
Integrated Telecommunication Services–1.68%
Verizon Communications, Inc.	496,476	21,025,759
Interactive Media & Services–8.07%
Alphabet, Inc., Class A(b)	403,890	56,584,989
Meta Platforms, Inc., Class A(b)	114,380	44,624,213
		101,209,202
Investment Banking & Brokerage–3.26%
Charles Schwab Corp. (The)	189,748	11,938,944
Morgan Stanley	172,550	15,053,262
Raymond James Financial, Inc.	126,231	13,908,132
		40,900,338
IT Consulting & Other Services–1.94%
Amdocs Ltd.	107,299	9,837,172
International Business Machines Corp.	78,535	14,423,738
		24,260,910
Life Sciences Tools & Services–0.97%
Lonza Group AG (Switzerland)(b)	24,820	12,134,639
Managed Health Care–1.95%
UnitedHealth Group, Inc.	47,798	24,460,149

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Movies & Entertainment–1.16%
Walt Disney Co. (The)	151,098	$14,512,963
Multi-Family Residential REITs–0.64%
Mid-America Apartment Communities, Inc.	63,417	8,014,640
Multi-line Insurance–1.45%
American International Group, Inc.	261,949	18,208,075
Multi-Utilities–2.14%
Ameren Corp.	103,236	7,182,128
CMS Energy Corp.	121,413	6,939,967
WEC Energy Group, Inc.	156,772	12,660,907
		26,783,002
Oil & Gas Exploration & Production–1.73%
APA Corp.	199,800	6,259,734
Chesapeake Energy Corp.(c)	90,517	6,979,766
Marathon Oil Corp.	367,462	8,396,507
		21,636,007
Personal Care Products–0.54%
BellRing Brands, Inc.(b)	122,651	6,778,921
Pharmaceuticals–4.50%
AstraZeneca PLC, ADR (United Kingdom)(c)	174,463	11,626,214
Eli Lilly and Co.	35,092	22,655,746
Merck & Co., Inc.	182,861	22,085,952
		56,367,912
Property & Casualty Insurance–0.83%
Hartford Financial Services Group, Inc. (The)	120,054	10,439,896
Rail Transportation–1.11%
Union Pacific Corp.	57,012	13,906,937
Regional Banks–1.02%
M&T Bank Corp.	92,787	12,813,885
Retail REITs–0.59%
Kimco Realty Corp.	363,277	7,338,195
Semiconductor Materials & Equipment–1.34%
Applied Materials, Inc.	102,318	16,810,847
Semiconductors–6.95%
ARM Holdings PLC, ADR(b)(c)	159,748	11,289,391
NVIDIA Corp.	100,770	62,000,758
Texas Instruments, Inc.	86,066	13,780,888
		87,071,037
Shares		Value
Soft Drinks & Non-alcoholic Beverages–1.67%
Coca-Cola Consolidated, Inc.	7,191	$6,194,256
PepsiCo, Inc.	87,397	14,729,016
		20,923,272
Specialty Chemicals–1.03%
PPG Industries, Inc.	91,337	12,882,171
Systems Software–9.43%
GitLab, Inc., Class A(b)	119,958	8,530,213
Microsoft Corp.	275,938	109,707,430
		118,237,643
Technology Hardware, Storage & Peripherals–5.31%
Apple, Inc.	360,880	66,546,272
Tobacco–1.08%
Philip Morris International, Inc.	149,711	13,601,244
Total Common Stocks & Other Equity Interests (Cost $856,659,579)		1,244,992,920
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,748,320	1,748,320
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	1,248,857	1,249,606
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	1,998,080	1,998,080
Total Money Market Funds (Cost $4,995,815)		4,996,006
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $861,655,394)		1,249,988,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,244,059	4,244,059
Invesco Private Prime Fund, 5.52%(d)(e)(f)	10,905,663	10,913,297
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,157,356)		15,157,356
TOTAL INVESTMENTS IN SECURITIES–100.93% (Cost $876,812,750)		1,265,146,282
OTHER ASSETS LESS LIABILITIES—(0.93)%		(11,688,675)
NET ASSETS–100.00%		$1,253,457,607
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,178,447	$10,159,102	$(12,589,229)	$-	$-	$1,748,320	$36,043
Invesco Liquid Assets Portfolio, Institutional Class	2,984,739	7,256,501	(8,992,307)	(233)	906	1,249,606	26,620
Invesco Treasury Portfolio, Institutional Class	4,775,369	11,610,401	(14,387,690)	-	-	1,998,080	41,153
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,012,280	26,375,969	(29,144,190)	-	-	4,244,059	81,411*
Invesco Private Prime Fund	18,035,221	56,266,290	(63,399,074)	385	10,475	10,913,297	223,938*
Total	$36,986,056	$111,668,263	$(128,512,490)	$152	$11,381	$20,153,362	$409,165

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,232,858,281	$12,134,639	$—	$1,244,992,920
Money Market Funds	4,996,006	15,157,356	—	20,153,362
Total Investments	$1,237,854,287	$27,291,995	$—	$1,265,146,282
Invesco Main Street All Cap Fund®